Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Disposals And Nonoperating Items [Abstract]
Summary of Disposals and Other Non-operating Items

	2020	2019	2018
	£m	£m	£m
Revaluation of investments	151	25	(11)
(Loss)/gain on disposal of businesses and assets held for sale	(21)	26	(22)
Net gain/(loss) on disposals and other non-operating items	130	51	(33)

The revaluation of investments relates mainly to venture fund investments further details of which are provided in Note 16.